Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule Of Other Expense And Loss On Extinguishment And Deferred Financing Costs
In accordance with ASC 470-50 Debt – Modifications and Extinguishments, the Company performed analyses for the September 2018, August 2017 and February 2017 issuances to determine if the notes repurchased with the proceeds from those issuances were substantially different than the notes issued to determine the appropriate accounting treatment of associated issuance fees. As a result of these analyses, the Company recorded the following amounts of other expense and loss on extinguishment and deferred financing costs during the years ended December 31, 2018, 2017 and 2016 (in thousands):

	Other expense and loss on extinguishment				Deferred financing costs
Issuance	Original premium extinguished	Previously deferred financing costs extinguished	New financing costs	Total other expense and loss on extinguishment	Previously deferred financing rolled over	New deferred financing costs	Total deferred financing costs
For the year ended December 31, 2018
September 2018 issuance	$(953)	$4,207	$11,317	$14,571	$—	$10,275	$10,275

For the year ended December 31, 2017
August 2017 issuance	$—	$1,408	$8,881	$10,289	$473	$4,569	$5,042
February 2017 issuance	—	3,259	9,491	12,750	1,476	6,076	7,552
Total	$—	$4,667	$18,372	$23,039	$1,949	$10,645	$12,594

For the year ended December 31, 2016
May 2016 issuance	$355	$695	$9,036	$10,086	$3,423	$6,628	$10,051

Schedule of Deferred Financing Activity
The following table presents deferred financing activity for the three months ended March 31, 2019 and year ended December 31, 2018 (in thousands):

	Unamortized Deferred Financing Costs
	Balance December 31, 2018	Additions	Early Extinguishment	Amortized	Balance March 31, 2019
Revolving Credit Facility	$2,058	$—	$—	$(261)	$1,797
2020 Notes	5,380	—	—	(702)	4,678
2022 Private Placement Notes	602	—	—	(38)	564
2022 Notes	12,799	—	—	(816)	11,983
2023 Notes	3,922	—	—	(210)	3,712
Term Loan	9,662		—	(460)	9,202
Total Deferred Financing Costs	$34,423	$—	$—	$(2,487)	$31,936

	Unamortized Deferred Financing Costs
	Balance December 31, 2017	Additions	Early Extinguishment	Amortized	Balance December 31, 2018
Revolving Credit Facility	$3,099	$—	$—	$(1,041)	$2,058
2019 Notes	2,877	—	(1,877)	(1,000)	—
2020 Notes	11,209	—	(2,330)	(3,499)	5,380
2022 Private Placement Notes	752	—	—	(150)	602
2022 Notes	16,067	—	—	(3,268)	12,799
2023 Notes	4,762	—	—	(840)	3,922
Term Loan	—	10,275	—	(613)	9,662
Total Deferred Financing Costs	$38,766	$10,275	$(4,207)	$(10,411)	$34,423

The following table presents deferred financing activity for the year ended December 31, 2018 and 2017 (in thousands):

	Unamortized Deferred Financing Costs
	Balance 12/31/2017	Additions	Refinances	Early Extinguishment	Amortized	Balance 12/31/2018
Revolving Credit Facility	$3,099	$—	$—	$—	$(1,041)	$2,058
2019 Notes	2,877	—	—	(1,877)	(1,000)	—
2020 Notes	11,209	—	—	(2,330)	(3,499)	5,380
2022 Private Placement Notes	752	—	—	—	(150)	602
2022 Notes	16,067	—	—	—	(3,268)	12,799
2023 Notes	4,762	—	—	—	(840)	3,922
Term Loan	—	10,275	—	—	(613)	9,662
Total Deferred Financing Costs	$38,766	$10,275	$—	$(4,207)	$(10,411)	$34,423

	Unamortized Deferred Financing Costs
	Balance 12/31/2016	Additions	Refinances	Early Extinguishment	Amortized	Balance 12/31/2017
Revolving Credit Facility	$4,420	$399	$—	$—	$(1,720)	$3,099
2019 Notes	11,693	—	(1,949)	(4,667)	(2,200)	2,877
2020 Notes	15,053	—	—	—	(3,844)	11,209
2022 Private Placement Notes	903	—	—	—	(151)	752
2022 Notes	11,714	6,076	1,476	—	(3,199)	16,067
2023 Notes	—	4,569	473	—	(280)	4,762
Total Deferred Financing Costs	$43,783	$11,044	$—	$(4,667)	$(11,394)	$38,766

Summary of Debt
The Company’s debt at March 31, 2019 and December 31, 2018 consisted of the following (in thousands):

	March 31, 2019
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
Senior Secured Revolving Credit Facilities	$40,000	$—	$—	$40,000
8.75% Senior Notes due 2020	679,299	1,958	(4,678)	676,579
8.875% Senior Secured Notes Due 2022	270,000	(2,006)	(564)	267,430
7.875% Senior Secured Notes Due 2022	900,000	19,028	(11,983)	907,045
7.625% Senior Notes Due 2023	400,000	—	(3,712)	396,288
Senior Secured Term Loan - noncurrent	797,850	—	(9,202)	788,648
Total Long-Term Debt	3,087,149	18,980	(30,139)	3,075,990
Senior Secured Term Loan - current	8,100	—	—	8,100
Total Debt	$3,095,249	$18,980	$(30,139)	$3,084,090

	December 31, 2018
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
8.75% Senior Notes due 2020	$679,299	$2,230	$(5,380)	$676,149
8.875% Senior Secured Notes due 2022	270,000	(2,122)	(602)	267,276
7.875% Senior Secured Notes due 2022	900,000	20,178	(12,799)	907,379
7.625% Senior Notes Due 2023	400,000	—	(3,922)	396,078
Senior Secured Term Loan - noncurrent	799,875	—	(9,662)	790,213
Total Long-Term Debt	3,049,174	20,286	(32,365)	3,037,095
Senior Secured Term Loan - current	8,100	—	—	8,100
Total Debt	$3,057,274	$20,286	$(32,365)	$3,045,195

(1)
Unamortized deferred financing costs related to the revolving credit facilities included in deferred financing costs, net on the condensed consolidated balance sheets at March 31, 2019 and December 31, 2018 were $1.8 million and $2.1 million, respectively.

The Company’s debt at December 31, 2018 and 2017 consisted of the following (in thousands):

	December 31, 2018
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
8.75% Senior Notes due 2020	$679,299	$2,230	$(5,380)	$676,149
8.875% Senior Secured Notes Due 2022	270,000	(2,122)	(602)	267,276
7.875% Senior Secured Notes Due 2022	900,000	20,178	(12,799)	907,379
7.625% Senior Notes Due 2023	400,000	—	(3,922)	396,078
Term Loan - noncurrent	799,875	—	(9,662)	790,213
Total Long-Term Debt	3,049,174	20,286	(32,365)	3,037,095
Term Loan - current	8,100	—	—	8,100
Total Debt	$3,057,274	$20,286	$(32,365)	$3,045,195

	December 31, 2017
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
Series D Revolving Credit Facility due 2019	$3,000	$—	$—	$3,000
Series A, B Revolving Credit Facilities due 2021	57,000	—	—	57,000
6.375% Senior Secured Notes due 2019	269,465	—	(2,877)	266,588
8.75% Senior Notes due 2020	930,000	4,465	(11,209)	923,256
8.875% Senior Secured Notes Due 2022	270,000	(2,559)	(752)	266,689
7.875% Senior Secured Notes Due 2022	900,000	24,593	(16,067)	908,526
7.625% Senior Notes Due 2023	400,000	—	(4,762)	395,238
Total Debt	$2,829,465	$26,499	$(35,667)	$2,820,297

(1) Unamortized deferred financing costs related to the revolving credit facilities included in deferred financing costs, net on the consolidated balance sheets at December 31, 2018 and 2017 was $2.1 million and $3.1 million, respectively.